Stockholders' Equity (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares subject to redemption	$ 14,982,488	$ 14,922,915	$ 20,157,878
Shareholders ownership, percentage	20.00%	20.00%
Class A Common Stock [Member]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	8,017,512	8,077,085	2,842,122
Common stock, shares outstanding	8,017,512	8,077,085	2,842,122
Class B Common Stock [Member]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000